ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE
7.	ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$

Accounts receivable	19,847	19,847	2,887
Less: Allowance for doubtful accounts	(19,847)	(19,847)	(2,887)

Accounts receivable, net	-	-	-

After voluntary suspension  of online lottery sales since April 2015, considering age of these receivables and after exhausting all collection efforts, the Group believes that the collection of the amount is no longer probable. The Group recorded full allowance of the outstanding accounts receivable at the end of year 2015.